REVENUE - Provisional Copper and Gold Sales (Details) ozt in Thousands, lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / ounce $ / pound ozt lb	Dec. 31, 2018 USD ($) $ / pound ozt lb
Disclosure of Disaggregation of Revenue [Line Items]
Percent change in commodity prices used for sensitivity analysis	10.00%
Copper
Disclosure of Disaggregation of Revenue [Line Items]
Average price of hedging instrument | $ / pound	2.80	2.71
Volumes subject to final pricing Copper (millions) Gold (000s) | lb	39	51
Impact on net income before taxation of 10% movement in market price US$	$ 11	$ 14
Gold[member]
Disclosure of Disaggregation of Revenue [Line Items]
Average price of hedging instrument | $ / ounce	1,524
Volumes subject to final pricing Copper (millions) Gold (000s) | ozt	15	0
Impact on net income before taxation of 10% movement in market price US$	$ 2	$ 0